NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Income Taxes: Summary of Operating Loss Carryforwards (Details)	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards	$ (15,926,742)
Operating Loss Carryforwards	15,926,742
2014
Operating Loss Carryforwards	(19,500)
Operating Loss Carryforwards Running Total	(19,500)
Operating Loss Carryforwards	19,500
2015
Operating Loss Carryforwards	(730,872)
Operating Loss Carryforwards Running Total	(750,372)
Operating Loss Carryforwards	730,872
2016
Operating Loss Carryforwards	(3,370,935)
Operating Loss Carryforwards Running Total	(4,121,307)
Operating Loss Carryforwards	3,370,935
2017
Operating Loss Carryforwards	(3,562,075)
Operating Loss Carryforwards Running Total	(7,683,382)
Operating Loss Carryforwards	3,562,075
2018
Operating Loss Carryforwards	(3,329,517)
Operating Loss Carryforwards Running Total	(11,012,899)
Operating Loss Carryforwards	3,329,517
2019
Operating Loss Carryforwards	(632,776)
Operating Loss Carryforwards Running Total	(10,380,123)
Operating Loss Carryforwards	632,776
2020
Operating Loss Carryforwards	(2,576,375)
Operating Loss Carryforwards Running Total	(12,956,498)
Operating Loss Carryforwards	2,576,375
2021
Operating Loss Carryforwards	(1,987,122)
Operating Loss Carryforwards Running Total	(14,943,620)
Operating Loss Carryforwards	1,987,122
2022
Operating Loss Carryforwards	(983,122)
Operating Loss Carryforwards Running Total	(15,926,742)
Operating Loss Carryforwards	$ 983,122